Fair Value Measurements - Additional Information (Details) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Equity securities investments, fair value	$ 206,000		$ 206,000	$ 206,000
Level 2 [Member] | Equity Security Investment 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Equity securities investments, fair value	645,000	$ 340,000	534,000
Level 1 [Member] | Equity Investment [Member]
Schedule Of Available For Sale Securities [Line Items]
Equity securities investments, fair value	1,600,000
Level 1 [Member] | Equity Security Investment 1 [Member]
Schedule Of Available For Sale Securities [Line Items]
Equity securities investments, fair value	918,000	$ 2,100,000	2,100,000
Corporate [Member]
Schedule Of Available For Sale Securities [Line Items]
Available for sale securities aggregate market value	0		0	$ 3,374,000
Corporate [Member] | Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available for sale securities continuous unrealized loss position twelve months or more amortized historical cost basis	2,600,000		4,800,000
Available for sale securities aggregate market value	$ 2,700,000		$ 4,900,000